Notes Payable, Related Parties (Details Narrative) (10K)						1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares	Feb. 28, 2018 USD ($) Number ft² $ / shares shares	Feb. 22, 2018 USD ($) Number	Feb. 19, 2018 USD ($) Number	Jun. 17, 2016 USD ($) shares	Jun. 30, 2016 USD ($)	Oct. 31, 2015 shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) Number $ / shares shares
Interest expense								$ 51,495	$ 20,232	$ 114,722	$ 79,055
Debt instrument conversion of shares amount											15,418,864
Number of common stock value issued									119,000	2,666,213	15,418,864
Series C Preferred Stock [Member]
Number of common stock value issued											$ 1,685
Series A Preferred Stock [Member]
Debt instruments interest rate							6.00%
Percentage of redemption and cancelation							100.00%
Number of option issued | shares							3,400,000
Certus Note [Member] | HTS [Member]
Debt instrument face amount										1,059,473
Debt monthly payment										$ 85,000
Debt instruments interest rate										5.00%
Debt instrument maturity date										Apr. 30, 2020
Two Sellers [Member] | Convertible Note Payable [Member] | HTS [Member]
Debt instrument face amount										$ 700,000
Debt convertible price per share | $ / shares										$ 0.236
Debt instruments interest rate										6.00%
Debt instrument maturity date										Oct. 05, 2019
Seller One [Member] | Convertible Note Payable [Member] | HTS [Member]
Due to related parties										$ 350,000
Seller Two [Member] | Convertible Note Payable [Member] | HTS [Member]
Due to related parties										350,000
Marin Settlement Agreement I [Member] | David Marin [Member]
Debt instrument face amount												$ 11,000,000
Debt owed amount												1,201,000
Forgiveness of debt												$ 9,495,465
Date of agreement												Feb. 28, 2018
Debt instrument description		(i) October 26, 2018 and (ii) the date that the Company's obligation to Scansource, Inc., currently in the amount of $2,800,000 is satisfied and all amounts currently in default under the credit agreement with Scansource (currently approximately $ 6.0 Million) is reduced to $2.0 million.										Section 3.1 of the original note was amended to provide that the Company shall pay the Marins 60 monthly payments of $20,000 each commencing the earlier of (i) October 26, 2018 and (ii) the date that the Company's obligation to Scansource, Inc., currently in the amount of $1,800,000 is satisfied and all amounts currently in default under the credit agreement with Scansource (currently approximately $ 6.0 Million) is reduced to $2.0 million.
Number of monthly installments | Number												60
Debt monthly payment												$ 20,000
Warrants term												3 years
Number of warrants to purchase common stock | shares												3,000,000
Warrant exercise price per share | $ / shares												$ 0.20
Marin Settlement Agreement I [Member] | David Marin [Member] | Scansource, Inc [Member]
Debt instrument face amount	$ 6,000,000	$ 6,000,000										$ 6,000,000
Debt default, amount	2,800,000	2,800,000										1,800,000
Reduction in debt default amount		2,000,000										2,000,000
Marin Settlement Agreement I [Member] | David Marin [Member] | Owed Amount [Member]
Debt owed amount												$ 10,696,465
Marin Settlement Agreement II [Member] | David Marin [Member]
Debt instrument face amount	$ 100,000	$ 100,000
Date of agreement		Feb. 28, 2018
Debt instrument conversion of shares amount		$ 111,065
Marin Settlement Agreement II [Member] | David Marin [Member] | Series C Preferred Stock [Member]
Debt instrument conversion of shares | shares		85,000
Debt convertible price per share | $ / shares	$ 1.00	$ 1.00
Shares issued, price per share | $ / shares	$ 1.00	1.00
Debt instrument, convertible, stock price | $ / shares		$ 1.50
Debt instrument, convertible, consecutive trading days | Number		20
Preferred Stock, Dividend Rate, Percentage		6.00%
Value of note and accrued interest cancelled		$ 100,000
Settlement Agreement [Member] | Kurt Thomet [Member]
Date of agreement		Feb. 22, 2018	Feb. 22, 2018
Debt instrument description		(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $21,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.	(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $1,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.
Number of monthly installments		60	60
Debt monthly payment		$ 12,500	$ 12,500
Aggregate indebtness	$ 5,437,136	5,437,136	5,437,136
Number of restricted common stock shares value			500,000
Settlement Agreement [Member] | Kurt Thomet [Member] | Series C Preferred Stock [Member]
Number of common stock value issued			1,000,000
Settlement Agreement [Member] | Kurt Thomet [Member] | Scansource, Inc [Member]
Debt instrument face amount	6,000,000	6,000,000	6,000,000
Debt default, amount	21,800,000	$ 21,800,000	1,800,000
Reduction in debt default amount	2,000,000		$ 2,000,000
Settlement Agreement [Member] | George Zicman [Member]
Date of agreement		Feb. 22, 2018
Debt instrument description		(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $2,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.
Number of monthly installments | ft²		60
Debt monthly payment		$ 3,000
Aggregate indebtness	1,304,199	1,304,199		$ 1,304,199
Settlement Agreement [Member] | George Zicman [Member] | Scansource, Inc [Member]
Debt instrument face amount	6,000,000	6,000,000
Debt default, amount	$ 2,800,000	2,800,000
Reduction in debt default amount		$ 2,000,000
Settlement Agreement [Member] | Goerge Zicman [Member]
Date of agreement				Feb. 19, 2018
Debt instrument description				(i) October 26, 2018 or (ii) the date when the Company's obligation under its promissory note with Scansource, Inc. currently in the amount of $2,800,000 is satisfied and all amounts currently due under the credit agreement with Scansource (currently approximately $6.0 million) is reduced to $2.0 million.
Number of monthly installments | Number				60
Debt monthly payment				$ 3,000
Number of common stock value issued				100,000
Settlement Agreement [Member] | Goerge Zicman [Member] | Series C Preferred Stock [Member]
Number of common stock value issued				600,000
Settlement Agreement [Member] | Goerge Zicman [Member] | Scansource, Inc [Member]
Debt instrument face amount				6,000,000
Debt default, amount				1,800,000
Reduction in debt default amount				$ 2,000,000
Promissory Note Conversion Agreement [Member] | Noteholders [Member]
Debt instrument face amount										1,199,400
Forgiveness of debt						$ 75,000
Debt monthly payment										1,446,363
Debt instrument conversion of shares amount										$ 2,666,000
Debt instrument conversion of shares | shares										8,600,000
Accrued interest										$ 202,363
Debt instrument principal and accrued interest										1,401,763
Loss on debt settlement										$ 1,264,237
Promissory Note Conversion Agreement [Member] | Noteholders [Member] | Series C Preferred Stock [Member]
Debt instrument conversion of shares amount					$ 1,800,000
Debt instrument conversion of shares | shares					1,800,000
Voting Agreement [Member] | Marins, Kurt Thomet And Goerge Zicman [Member]
Beneficiary percentage of common stock								10.00%		10.00%